Segment information - Summary of Disaggregation of sales by markets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation Of Sales By Markets [Line Items]
Revenue	€ 52,444	€ 50,724	€ 51,980
Emerging markets
Disaggregation Of Sales By Markets [Line Items]
Revenue	30,407	29,281	31,021
Developed markets
Disaggregation Of Sales By Markets [Line Items]
Revenue	€ 22,037	€ 21,443	€ 20,959